CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 61,083	$ 23,368
Other investments	4,767	69
Accounts and other receivable	20,144	18,572
Income tax receivable	52	4,378
Inventories	16,640	13,589
Prepaid expenses	2,284	3,302
Total current assets	104,970	63,278
Non-current deposits	591	606
Deferred financing costs	294	0
Non-current IVA receivable	2,676	2,048
Deferred income tax asset	12,753	7,136
Intangible assets	492	975
Right-of-use leased assets	861	1,337
Mineral properties, plant and equipment	87,955	88,333
Total assets	210,592	163,713
Current liabilities
Accounts payable and accrued liabilities	27,764	19,775
Income taxes payable	3,038	1,947
Loans payable	3,578	2,958
Lease liabilities	173	164
Total current liabilities	34,553	24,844
Loans payable	6,094	5,917
Lease liabilities	921	1,074
Provision for reclamation and rehabilitation	8,876	8,403
Deferred income tax liability	1,077	682
Total liabilities	51,521	40,920
Shareholders' equity
Common shares, unlimited shares authorized, no par value, issued and outstanding 157,924,708 shares (Dec 31, 2019 - 141,668,178 shares)	517,711	482,170
Contributed surplus	9,662	11,482
Retained earnings (deficit)	(368,302)	(370,859)
Total shareholders' equity	159,071	122,793
Total liabilities and shareholders' equity	$ 210,592	$ 163,713